Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000002849
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Capital Asset Fund - Single Share Class
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 33,519	$ 26,910	$ 22,501	$ 25,175	$ 17,881	$ 16,632	$ 15,063	$ 13,170	$ 11,171	$ 10,742
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 31,472	$ 25,560	$ 21,488	$ 24,948	$ 17,306	$ 16,245	$ 14,907	$ 12,987	$ 10,959	$ 10,729